CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 186,478	$ 309,793
Restricted cash		16,874	22,539
Fees and other receivables (including related party receivables of $51,036 and $49,427 as of December 31, 2023 and December 31, 2022, respectively)		79,526	59,219
Investments in loans and securities		2,490	1,007
Prepaid expenses and other current assets (including related party assets of $7,896 and $18,783 as of December 31, 2023 and December 31, 2022, respectively)		18,034	27,258
Total current assets		303,402	419,816
Restricted cash		19,189	4,744
Fees and other receivables (including related party receivables of $33,739 and $38,332 as of December 31, 2023 and December 31, 2022, respectively)		34,181	38,774
Investments in loans and securities		714,303	462,969
Equity method and other investments		26,383	25,894
Right-of-use assets		55,729	61,077
Property and equipment, net		41,557	31,663
Goodwill		10,945	0
Intangible assets		2,550	0
Prepaid expenses and other assets		137	142
Total non-current assets		904,974	625,263
Total Assets		1,208,376	1,045,079
Current liabilities:
Accounts payable		1,286	1,739
Accrued expenses and other liabilities		28,562	49,496
Current maturities of operating lease liabilities		6,931	8,530
Secured borrowing		37,685	61,829
Income taxes payable		461	6,424
Total current liabilities		74,925	128,018
Non-current liabilities:
Warrant liability		3,242	1,400
Revolving credit facility		90,000	15,000
Secured borrowing		234,028	77,802
Operating lease liabilities		43,940	49,097
Long-term tax liabilities		22,135	7,771
Deferred tax liabilities, net		107	568
Total non-current liabilities		393,452	151,638
Total Liabilities		468,377	279,656
Redeemable convertible preferred shares, no par value, 6,666,666 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2023; aggregate liquidation preference of $150,000 as of December 31, 2023. (1)	[1]	74,250	0
Shareholders’ equity:
Additional paid-in capital		1,101,914	968,432
Accumulated other comprehensive income (loss)		444	(713)
Accumulated deficit		(542,637)	(414,199)
Total Pagaya Technologies Ltd. shareholders’ equity		559,721	553,520
Noncontrolling interests		106,028	211,903
Total shareholders’ equity		665,749	765,423
Total Liabilities, Redeemable Convertible Preferred Shares, and Shareholders’ Equity		1,208,376	1,045,079
Common Class A
Shareholders’ equity:
Common stock	[1]	0	0
Common Class B
Shareholders’ equity:
Common stock	[1]	$ 0	$ 0

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.